Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Right-of-use assets (note (a))	Leasehold improvements	Fixtures and furniture	Office and lab equipment	Computer equipment	Motor vehicles	Manufacturing equipment	Total
	$	$	$	$	$	$	$	$
Cost:
At January 1, 2021	3,401,069	1,205,969	98,033	4,026,763	587,652	183,627	—	9,503,113
Additions	5,370,122	2,702,786	23,885	3,834,862	406,613	316,462	1,262,337	13,917,067
Additions from acquisition	—	—	26,511	8,912	34,769	—	—	70,192
Disposals	(137,959)	—	—	(702,458)	(56,005)	(40,411)	—	(936,833)
Written off	—	—	(102,101)	(1,570,248)	(524,370)	(2,679)	(99,656)	(2,299,054)
Exchange differences	199,969	(10,333)	(6,354)	(15,493)	(9,116)	(3,817)	—	154,856

At December 31, 2021 and January 1, 2022	8,833,201	3,898,422	39,974	5,582,338	439,543	453,182	1,162,681	20,409,341
Additions	833,538	598,672	569	4,160,369	188,541	—	—	5,781,689
Additions from acquisition (note 3 3 (C))	4,623,601	3,102,189	—	6,898,517	—	8,261	—	14,632,568
Disposals	—	(30,492)	—	(357,127)	(65,993)	(55,847)	—	(509,459)
Written off	(40,080)	—	—	(438,530)	(6,320)	—	(1,158,041)	(1,642,971)
Exchange differences	(180,180)	(92,424)	(3,669)	(158,913)	(37,044)	(40,483)	(4,640)	(517,353)

At December 31, 2022	14,070,080	7,476,367	36,874	15,686,654	518,727	365,113	—	38,153,815

Accumulated depreciation and impairment loss:
At January 1, 2021	1,857,471	769,573	70,865	1,737,854	364,695	9,337	—	4,809,795
Charge for the year	1,542,566	693,032	25,697	1,544,258	182,186	123,192	177,184	4,288,115
Written back on disposal	(137,959)	—	—	(39,020)	(39,635)	(6,735)	—	(223,349)
Written off	—	—	(84,050)	(1,196,444)	(360,256)	(850)	(7,944)	(1,649,544)
Exchange differences	256,698	(3,448)	5,414	(115,726)	5,494	(1,300)	—	147,132

At December 31, 2021 and January 1, 2022	3,518,776	1,459,157	17,926	1,930,922	152,484	123,644	169,240	7,372,149
Charge for the year	2,087,167	1,088,119	10,582	2,287,110	127,052	136,524	250,334	5,986,888
Additions from acquisition (note 3 3 (C))	2,720,997	2,199,166	—	4,058,977	—	4,246	—	8,983,386
Written back on disposal	—	(24,776)	—	(285,044)	(41,151)	(35,574)	—	(386,545)
Written off	(34,068)	—	—	(176,672)	(5,964)	—	(1,158,041)	(1,374,745)
Impairment loss (note 8(c))	—	297,061	—	3,308,559	102,776	—	739,214	4,447,610
Exchange differences	26,090	(21,879)	(6,128)	51,607	(13,907)	(12,510)	(747)	22,526

At December 31, 2022	8,318,962	4,996,848	22,380	11,175,459	321,290	216,330	—	25,051,269

Carrying amounts:
At December 31, 2022	5,751,118	2,479,519	14,494	4,511,195	197,437	148,783	—	13,102,546

At December 31, 2021	5,314,425	2,439,265	22,048	3,651,416	287,059	329,538	993,441	13,037,192

Schedule of net book value of right-of-use assets

	Note	2022	2021
		$	$
Properties leased for own use, carried at depreciated cost	(i)	5,739,426	5,261,372
Office equipment, carried at depreciated cost	(ii)	11,692	53,053

		5,751,118	5,314,425

Schedule of analysis of expense items in relation to leases

	2022	2021	2020
	$	$	$
Depreciation charge of right-of-use assets by class of underlying asset:
- Properties leased for own use	2,039,815	1,535,333	575,787
- Office equipment	47,352	7,233	8,048

	2,087,167	1,542,566	583,835

Interest on lease liabilities (note 8(a))	244,085	205,915	49,400
Expense relating to short-term leases or leases of low-value assets	831,631	1,019,937	429,691

Schedule of amounts included in the consolidated statement of cash flows

	2022	2021	2020
	$	$	$
Within operating cash flows	(831,631)	(1,019,937)	(429,691)
Within financing cash flows	(2,121,981)	(1,504,946)	(660,326)

	(2,953,612)	(2,524,883)	(1,090,017)